UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2002

Check here if Amendment; [X] Amendment Number: 1

This Amendment (Check [X] is a restatement (corrected signature date)
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (November 7, 2002)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 118
Form 13F Information table Value Total(x 1000): $829,170


		                                 Shares      (a)  (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class CUSIP     FMVx1000 Call/Put(a) Sole Share  Shared       Sole Share None
	                                                          as Def Other


SPDR TR			Comm  78462F103	 80,350	 982,400      X			    982,400
S&P MIDCAP DEP RECEIPT	Comm  595635103	 23,915	 322,100      X			    322,100
GENERAL ELEC CO		Comm  369604103	 15,000	 608,550      X			    608,550
PFIZER INC		Comm  717081103	 13,426	 462,650      X			    462,650
WAL MART STORES INC	Comm  931142103	 11,576	 235,100      X			    235,100
MICROSOFT CORP		Comm  594918104	 10,851	 248,100      X			    248,100
COCA COLA CO		Comm  191216100	 10,594	 220,900      X			    220,900
AMERICAN INTL GROUP INC	Comm  026874107	 10,590	 193,618      X			    193,618
CARDINAL HEALTH INC	Comm  14149Y108	  9,177	 147,550      X			    147,550
WELLS FARGO & CO.	Comm  949746101	  8,596	 178,500      X			    178,500
REGIONAL BANK HOLDTRUST	Comm  75902E100	  8,578	  85,400      X			     85,400
EXXON MOBIL CORPORATION	Comm  30231G102	  8,487	 266,080      X			    266,080
JOHNSON & JOHNSON	Comm  478160104	  8,366	 154,700      X			    154,700
VIACOM INC		Comm  925524308	  7,696	 189,800      X			    189,800
PROCTER & GAMBLE CO	Comm  742718109	  7,386	  82,640      X			     82,640
CITIGROUP INC		Comm  172967101	  7,386	 249,114      X			    249,114
AMERICAN EXPRESS CO	Comm  025816109	  7,043	 225,900      X			    225,900
TEVA PHARMACEUTICALS	Comm  881624209	  6,726	 100,400      X			    100,400
BANKAMERICA CORP	Comm  060505104	  6,524	 102,260      X			    102,260
MONSANTO CO		Comm  61166W101	  6,498	 425,015      X			    425,015
SPDR TECHNOLOGY INDEX	Comm  81369Y803	  5,901	 498,900      X			    498,900
MEDTRONIC INC		Comm  585055106	  5,606	 133,100      X			    133,100
MATTELL INC		Comm  577081102	  5,554	 308,400      X			    308,400
DU PONT EI DENEMOURS&CO	Comm  263534109	  5,531	 153,342      X			    153,342
CISCO SYS INC		Comm  17275R102	  5,388	 514,200      X			    514,200
TRANSOCEANOFFSHORESEDCO Comm  G90078109	  4,958	 238,402      X			    238,402
MERCK & CO INC		Comm  589331107	  4,954	 108,400      X			    108,400
ILLINOIS TOOL WKS INC	Comm  452308109	  4,888	  83,800      X			     83,800
FEDERATED DEPTSTORESINC Comm  31410H101	  4,801	 163,100      X			    163,100
BED BATH & BEYOND	Comm  075896100	  4,699	 144,300      X			    144,300
CENDANT CORP		Comm  151313103	  4,510	 419,180      X			    419,180
UNITEDHEALTH GROUP INC	Comm  91324P102	  4,483	  51,400      X			     51,400
KOHLS CORP		Comm  500255104	  4,451	  73,200      X			     73,200
OIL SERVICE HOLDERS	Comm  678002106	  4,399	  87,900      X			     87,900
DANAHER CORP DEL	Comm  235851102	  4,090	  71,960      X			     71,960
GILLETTE CO		Comm  375766102	  4,027	 136,060      X			    136,060
JP MORGAN CHASE & CO.	Comm  46625H100	  3,872	 203,911      X			    203,911
WEATHERFORD INTL	Comm  G95089101	  3,762	 101,300      X			    101,300
PHILIP MORRIS COS INC	Comm  718154107	  3,526	  90,900      X			     90,900
KRAFT FOODS INC		Comm  50075N104	  3,492	  95,800      X			     95,800
FANNIE MAE		Comm  313586109	  3,441	  57,800      X			     57,800
INTEL CORP		Comm  458140100	  3,414	 245,800      X			    245,800
PHARMACIA		Comm  71713U102	  3,390	  87,200      X			     87,200
AMGEN INC		Comm  031162100	  3,381	  81,100      X			     81,100
ANADARKO PETE CORP	Comm  032511107	  3,309	  74,300      X			     74,300
FEDERAL HOME LNMTG CORP	Comm  313400301	  3,124	  55,900      X			     55,900
BARRICK GOLD CORP	Comm  067901108	  3,093	 198,928      X			    198,928
GENENTECH		Comm  368710406	  2,939	  90,100      X			     90,100
ISHARES RUSSEL VAL	Comm  464287598	  2,915	  68,900      X			     68,900
SYSCO			Comm  871829107	  2,853	 100,500      X			    100,500
DELL COMPUTER CORP	Comm  247025109	  2,849	 121,200      X			    121,200
BURLINGTONNORTHNSANTAFE Comm  12189T104	  2,800	 117,059      X			    117,059
HEWLETT PACKARD CO	Comm  428236103	  2,786	 238,800      X			    238,800
L-3 COMMUN HOLDINGS	Comm  502424104	  2,640	  50,100      X			     50,100
FIRST DATA CORP		Comm  319963104	  2,595	  92,880      X			     92,880
AOL TIME WARNER INC.	Comm  00184A105	  2,557	 218,600      X			    218,600
LSI LOGIC CORP		Comm  502161102	  2,483  391,100      X			    391,100
PRAXAIR INC		Comm  74005P104	  2,351	  46,000      X			     46,000
LILLY ELI & CO		Comm  532457108	  2,347	  42,420      X			     42,420
CAPITAL ONE FINANCIAL	Comm  14040H105	  2,301	  65,900      X			     65,900
HOME DEPOT INC		Comm  437076102	  2,299	  88,100      X			     88,100
ZIMMER HOLDINGS INC	Comm  98956P102	  2,272	  59,266      X			     59,266
COMCAST CORP		Comm  200300200	  2,044	  98,000      X			     98,000
INTL BUSINESS MACHS	Comm  459200101	  1,994	  34,200      X			     34,200
MORGANSTANLEYDEANWITTER Comm  617446448	  1,985	  58,600      X			     58,600
INTL PAPER CO		Comm  460146103	  1,823	  54,600      X			     54,600
MCDONALDS CORP		Comm  580135101	  1,767	 100,100      X			    100,100
MARSH&MCLENNAN COS INC	Comm  571748102	  1,744	  41,900      X			     41,900
SBC COMMUNICATIONS INC	Comm  78387G103	  1,603	  79,800      X			     79,800
QUALCOM			Comm  747525103	  1,510	  54,700      X			     54,700
TEXAS INSTRS INC	Comm  882508104	  1,443	  97,700      X			     97,700
CHEVRON TEXACO		Comm  166764100	  1,433	  20,700      X			     20,700
ABBOTT LABS		Comm  002824100	  1,430	  35,400      X			     35,400
CONOCO PHILLIPS		Comm  20825C104	  1,389	  30,055      X			     30,055
DISNEY WALT CO		Comm  254687106	  1,367	  90,332      X			     90,332
NOKIA CORP		Comm  654902204	  1,340	 101,200      X			    101,200
MOLEX INC		Comm  608554101	  1,295	  55,100      X			     55,100
BROADBAND HOLDERS	Comm  11130P104	  1,246	 203,400      X			    203,400
WYETH			Comm  983024100	  1,233	  38,800      X			     38,800
VERIZON COMMUNICATIONS	Comm  92343V104	  1,221	  44,500      X			     44,500
DOVER CORP		Comm  260003108	  1,133	  44,661      X			     44,661
PEPSICO INC		Comm  713448108	  1,130	  30,600      X			     30,600
MBIA INC.		Comm  55262C100	  1,120	  28,050      X			     28,050
GENERAL MOTORS		Comm  370442105	  1,081	  27,800      X			     27,800
ROYAL DUTCH PETE CO	Comm  780257804	  1,060	  26,400      X			     26,400
SOUTHWEST AIRLINES	Comm  844741108	  1,030	  78,900      X			     78,900
CATERPILLAR INC DEL	Comm  149123101	    986	  26,500      X			     26,500
ORACLE CORP		Comm  68389X105	    951	 121,000      X			    121,000
APPLIED MATLS INC	Comm  38222105	    870	  75,388      X			     75,388
GENERAL DYNAMICS CORP	Comm  369550108	    845	  10,400      X			     10,400
DUKE ENERGY CORP	Comm  264399106	    787	  40,300      X			     40,300
ALUMINUM CO AMER	Comm  013817101	    775	  40,200      X			     40,200
BRISTOL MYERS SQUIBB CO	Comm  110122108	    704	  29,620      X			     29,620
BANK NEW YORK INC	Comm  64057102	    640	  22,300      X			     22,300
MARATHON OIL CORP	Comm  565849106	    619	  27,307      X			     27,307
WRIGLEY WM JR CO	Comm  982526105	    349	   7,060      X			      7,060
TRAV PROP CASUALTY 'B'	Comm  89420G406	    285	  21,090      X			     21,090
ALLTEL CORP		Comm  20039103	    272	   6,800      X			      6,800
SPRINT CORP		Comm  852061506	    262	 133,700      X			    133,700
EL PASO CORPORATION	Comm  28336L109	    240	  29,114      X			     29,114
BAXTER INTL INC		Comm  071813109	    223	   7,300      X			      7,300
CALPINE CORPORATION	Comm  131347106	    186	  75,400      X			     75,400
TRAV PROP CASUALTY 'A'	Comm  89420G109	    135	  10,264      X			     10,264
SIEBEL SYSTEMS INC	Comm  826170102	    126	  22,000      X			     22,000
SUN MICROSYSTEMS INC	Comm  866810104	     92	  35,700      X			     35,700
NEW YORK TIMES CO	Comm  650111107	     33	     734      X			        734
MCGRAW HILL COS INC	Comm  580645109	     30	     500      X			        500
SMUCKER			Comm  832696405	     27	     761      X			        761
ISHARES MSCI EAFE	Comm  464287465	 43,411	 456,000      X			    456,000
CAC Futures	    Futr CAC       CFZ2	 29,646	   1,080      X			      1,080
DAX 30 Futures	    Futr DAX       GXZ2	 21,599	     310      X			        310
FTSE 100 Futures    FutrFTSE100	   Z Z2	 32,558	     560      X			        560
NIKKEI 225 Futures  FutrNikkei225  NKZ2	 97,673	   1,280      X			      1,280
NASDAQ 100 FUTURE   Futr NSDAQ     NDZ2	 20,887	     250      X			        250
RUSSELL 2000 FUTURE Futr R-2000	   RLZ2	 18,130	     100      X			        100
S&P500INDEX2002FUT  Futr S&P500	   SPZ2	 98,818	     485      X			        485
S&P500INDEX2002OPT  Futr S&P500	SPV2C925     27	     110 Call X			        110
S&P500INDEX2002OPT  Futr S&P500	SPV2P850 -1,292	     110 Put  X			        110



COLUMN TOTALS			        829,170	 14,429,506                      14,429,506


